Revenue and expenses (Schedule of Finance income and expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net interest expense on long-term debt
Interest expense on long-term debt	$ 82,712	$ 78,265
Interest capitalized	0	(9,890)
Net interest expense on long-term debt	82,712	68,375
Accretion on streaming arrangements
Current year additions	60,362	63,725
Variable consideration adjustments - prior periods	(3,692)	6,047
Accretion on streaming arrangements	56,670	69,772
Change in fair value of financial assets and liabilities at fair value through profit or loss
Embedded derivatives	(45,387)	3,708
Gold prepayment liability	20,141	0
Investments	(4,124)	4,539
Change in fair value of financial assets and liabilities at fair value through profit or loss	(29,370)	8,247
Other net finance costs
Net foreign exchange (gains) losses	(1,644)	1,388
Accretion on community agreements measured at amortized cost	3,641	1,222
Unwinding of discounts on provisions	3,543	4,392
Withholding taxes	8,267	8,100
Premium paid on redemption of notes	7,252	0
Write-down of unamortized transaction costs	3,817	0
Other finance expense	8,826	11,027
Interest income	(1,812)	(8,527)
Other net finance costs	31,890	17,602
Net finance expense	$ 141,902	$ 163,996